Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)		Total Shareholder Return(5)	Net Loss (in thousands)
2022	$2,595,395	$(21,606,202)	$3,509,439	$(2,156,954)	(5)	$17.81	$(128,175)
2021	952,200	(79,705)	3,937,239	3,013,310	(6)	97.19	(83,892)

Named Executive Officers, Footnote [Text Block]	The PEO for each of the periods presented is Mr. Hirsch.The Non-PEO NEOs for 2022 were Dr. Boyle and Dr. Fisher and the Non-PEO NEOs for 2021 were Lauren White, our Chief Financial Officer, and Dr. Fisher.
PEO Total Compensation Amount	$ 2,595,395	$ 952,200
PEO Actually Paid Compensation Amount	$ (21,606,202)	(79,705)
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,595,395	$3,509,439	$952,200	$3,937,239

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(1,624,400)	(2,844,379)	—	(3,395,354)
Year-end fair value of unvested equity awards granted in the current year	284,900	356,546	—	2,172,003
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(18,018,970)	(2,349,947)	(3,356,456)	(167,996)
Fair values at vest date for equity awards granted and vested in current year	158,875	104,252	—	216,575
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	(5,002,002)	(932,865)	2,324,551	250,843
Total Adjustments for Equity Awards	(24,201,597)	(5,666,393)	(1,031,905)	(923,929)

Compensation Actually Paid (as calculated)	$(21,606,202)	$(2,156,954)	$(79,705)	$3,013,310

Non-PEO NEO Average Total Compensation Amount	$ 3,509,439	3,937,239
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,156,954)	3,013,310
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,595,395	$3,509,439	$952,200	$3,937,239

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(1,624,400)	(2,844,379)	—	(3,395,354)
Year-end fair value of unvested equity awards granted in the current year	284,900	356,546	—	2,172,003
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(18,018,970)	(2,349,947)	(3,356,456)	(167,996)
Fair values at vest date for equity awards granted and vested in current year	158,875	104,252	—	216,575
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	(5,002,002)	(932,865)	2,324,551	250,843
Total Adjustments for Equity Awards	(24,201,597)	(5,666,393)	(1,031,905)	(923,929)

Compensation Actually Paid (as calculated)	$(21,606,202)	$(2,156,954)	$(79,705)	$3,013,310

Total Shareholder Return Amount	$ 17.81	97.19
Net Income (Loss)	$ (128,175,000)	(83,892,000)
PEO Name	Mr. Hirsch.
Additional 402(v) Disclosure [Text Block]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table, or SCT, which is set forth in this proxy statement on page 33. See the footnotes to the SCT for further detail regarding the amounts in these columns.Shareholder return provides the value of common stock as of December 31, 2022 and December 31, 2021 assuming $100 was invested in our common stock after the market closed on December 31, 2020.
Narrative Disclosure: Pay Versus Performance Table
The illustrations below provide a graphical description of Compensation Actually Paid, or CAP, (as calculated in accordance with the rules promulgated by the Securities and Exchange Commission, or the SEC) and the following measures:
•C4T’s cumulative Total Shareholder Return, or TSR; and
•C4T’s Net Income

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,201,597)	(1,031,905)
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,624,400)	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284,900	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,018,970)	(3,356,456)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,875	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,002,002)	2,324,551
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,666,393)	(923,929)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,844,379)	(3,395,354)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,546	2,172,003
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,349,947)	(167,996)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,252	216,575
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (932,865)	$ 250,843